Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096

770.497.9100

11 September 2019

P2 Master Trust A
40 West 57th Street, 15th Floor
New York, NY 10019

RE: Progress Residential 2019-SFR4 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by P2 Master Trust A (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.      The value of the Properties or any other collateral securing the Mortgage Loan,

iii.     Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.     Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 1 of 234 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:  /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I

Client Code	Address	HOA Status
306156	1323 Artemus Drive	APPARENT HOA PROPERTY
144634	2716 Talladega Drive	APPARENT NON-HOA PROPERTY
160914	221 Twisting Trl	APPARENT NON-HOA PROPERTY
170501	2841 Talladega Drive	APPARENT NON-HOA PROPERTY
277496	3322 SW 26th Ave	APPARENT NON-HOA PROPERTY
278535	405 Camella Circle	APPARENT NON-HOA PROPERTY
279282	3021 Tuckers Pl	APPARENT NON-HOA PROPERTY
280028	522 Oak Creek Dr	APPARENT NON-HOA PROPERTY
280995	1338 Kentucky Avenue	APPARENT NON-HOA PROPERTY
281398	1616 Columbia Drive	APPARENT NON-HOA PROPERTY
300307	237 Yale Blvd	APPARENT NON-HOA PROPERTY
300838	903 General Barksdale Dr	APPARENT NON-HOA PROPERTY
301013	1336 Coolmont Drive	APPARENT NON-HOA PROPERTY
301056	3752 Precious Ave	APPARENT NON-HOA PROPERTY
301097	13527 Ambrose Street	APPARENT NON-HOA PROPERTY
301220	3301 Royal Crest Drive	APPARENT NON-HOA PROPERTY
301368	1331 Tonya Dr	APPARENT NON-HOA PROPERTY
301561	180 Betty Ann Ln	APPARENT NON-HOA PROPERTY
301564	110 Betty Ann Lane	APPARENT NON-HOA PROPERTY
301570	4515 Shannon Jean Court	APPARENT NON-HOA PROPERTY
301601	118 Jesse Brown Dr	APPARENT NON-HOA PROPERTY
301752	5302 Javitz Rd	APPARENT NON-HOA PROPERTY
301924	7688 Shadow Fork Lane	APPARENT NON-HOA PROPERTY
302099	3437 Cross Meadow Dr	APPARENT NON-HOA PROPERTY
302177	8136 Tone St	APPARENT NON-HOA PROPERTY
302253	16771 N Thrasher Drive	APPARENT NON-HOA PROPERTY
302319	1110 Phelissa Dr	APPARENT NON-HOA PROPERTY
302439	1319 Nicole Ln	APPARENT NON-HOA PROPERTY
302515	7153 Arcastle Loop W	APPARENT NON-HOA PROPERTY
302526	6822 Vernon Wood Lane	APPARENT NON-HOA PROPERTY
302561	5066 Cornelius Dr	APPARENT NON-HOA PROPERTY
302673	2006 Zion Ln	APPARENT NON-HOA PROPERTY
302872	5142 Nashville Drive	APPARENT NON-HOA PROPERTY
302884	92 Lake Daisy Boulevard	APPARENT NON-HOA PROPERTY
303049	1625 N Sawyer	APPARENT NON-HOA PROPERTY
303135	611 Snake Charmer Avenue	APPARENT NON-HOA PROPERTY
303286	705 Marjam Lane	APPARENT NON-HOA PROPERTY
303402	1785 North Cv	APPARENT NON-HOA PROPERTY

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303537	5119 Keswick Road	APPARENT NON-HOA PROPERTY
303710	106 Lake Daisy Terrace	APPARENT NON-HOA PROPERTY
303787	5075 Tabitha St	APPARENT NON-HOA PROPERTY
303851	6088 Woodson St	APPARENT NON-HOA PROPERTY
303857	3252 Cain Harbor Dr	APPARENT NON-HOA PROPERTY
303874	1322 Greencliff Dr	APPARENT NON-HOA PROPERTY
303910	6032 Patricia Ryan Drive	APPARENT NON-HOA PROPERTY
303959	4194 Timberwood Dr	APPARENT NON-HOA PROPERTY
303970	8742 Bishopswood Dr	APPARENT NON-HOA PROPERTY
303981	1306 Holleman Drive	APPARENT NON-HOA PROPERTY
304351	7182 Golden Oaks Loop E	APPARENT NON-HOA PROPERTY
304353	7636 Goudin Drive	APPARENT NON-HOA PROPERTY
304366	1302 Foxboro Drive	APPARENT NON-HOA PROPERTY
304401	10222 Green Moss Dr N	APPARENT NON-HOA PROPERTY
304447	2115 Matagorda Ln	APPARENT NON-HOA PROPERTY
304478	1718 Chris Dr	APPARENT NON-HOA PROPERTY
304651	3215 Las Brisas Drive	APPARENT NON-HOA PROPERTY
304653	605 Cahaba Ct	APPARENT NON-HOA PROPERTY
304715	1015 Cassabella Cv	APPARENT NON-HOA PROPERTY
304737	2792 Shady Well Ln	APPARENT NON-HOA PROPERTY
304792	1903 Champlain Dr	APPARENT NON-HOA PROPERTY
304839	1457 Westview Dr	APPARENT NON-HOA PROPERTY
304846	118 Sugarbush Ln	APPARENT NON-HOA PROPERTY
304850	4140 Amherst Dr	APPARENT NON-HOA PROPERTY
304935	5369 Kristy Ln	APPARENT NON-HOA PROPERTY
304954	1833 Thistle Court	APPARENT NON-HOA PROPERTY
304955	1515 Cider House Ln	APPARENT NON-HOA PROPERTY
304998	11774 W Windrose Avenue	APPARENT NON-HOA PROPERTY
305078	1010 Cheryl Ln	APPARENT NON-HOA PROPERTY
305132	4022 Greenmark Lane	APPARENT NON-HOA PROPERTY
305175	1353 Windsor Way	APPARENT NON-HOA PROPERTY
305259	3364 Cornerstone Dr	APPARENT NON-HOA PROPERTY
305311	9093 Weeping Cherry Ln	APPARENT NON-HOA PROPERTY
305312	184 Desoto Ave	APPARENT NON-HOA PROPERTY
305340	2523 Russum Dr	APPARENT NON-HOA PROPERTY
305438	2405 Baird Dr	APPARENT NON-HOA PROPERTY
305525	12334 W Rosewood Drive	APPARENT NON-HOA PROPERTY
305549	1322 Fiesta Grande Court	APPARENT NON-HOA PROPERTY
305614	153 Pinewood Circle	APPARENT NON-HOA PROPERTY
305617	234 Oak Road	APPARENT NON-HOA PROPERTY
305639	12602 W Myer Lane	APPARENT NON-HOA PROPERTY

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305704	3178 Krisam Creek Drive	APPARENT NON-HOA PROPERTY
306080	1407 Shadow Creek Ave	APPARENT NON-HOA PROPERTY
306128	1929 W Hammer Ln	APPARENT NON-HOA PROPERTY
306218	624 Oak Hollow Trail	APPARENT NON-HOA PROPERTY
306241	29006 Old Marsh End	APPARENT NON-HOA PROPERTY
306250	8377 Grayce Dr	APPARENT NON-HOA PROPERTY
306291	2423 Fabyan Ln	APPARENT NON-HOA PROPERTY
306318	10333 Cottage Oaks Dr	APPARENT NON-HOA PROPERTY
306377	2630 Delcrest Drive	APPARENT NON-HOA PROPERTY
306434	7302 Durango Dr	APPARENT NON-HOA PROPERTY
306441	1766 Antebellum Dr	APPARENT NON-HOA PROPERTY
306452	5323 Sable Court	APPARENT NON-HOA PROPERTY
306486	4924 Wemberley Dr	APPARENT NON-HOA PROPERTY
306491	4471 Timberwood Drive	APPARENT NON-HOA PROPERTY
306514	1917 Indian Lilac Drive	APPARENT NON-HOA PROPERTY
306594	454 Louis Edward Court	APPARENT NON-HOA PROPERTY
306663	12053 Shadow Ridge Boulevard	APPARENT NON-HOA PROPERTY
306790	10103 Lynham Dr	APPARENT NON-HOA PROPERTY
306791	985 Tara Drive	APPARENT NON-HOA PROPERTY
306800	4929 Lemon Grove Drive	APPARENT NON-HOA PROPERTY
306806	5502 Brook Falls Court	APPARENT NON-HOA PROPERTY
306817	10561 Arnez Rd	APPARENT NON-HOA PROPERTY
306955	7628 Delhi Avenue	APPARENT NON-HOA PROPERTY
306961	3212 Las Brisas Drive	APPARENT NON-HOA PROPERTY
306965	29942 Morningmist Drive	APPARENT NON-HOA PROPERTY
307078	5090 Tanner Road	APPARENT NON-HOA PROPERTY
307097	1020 Swearngan Ridge Ct	APPARENT NON-HOA PROPERTY
307124	8574 Napoli Dr	APPARENT NON-HOA PROPERTY
307125	1554 Appling Wood Cv N	APPARENT NON-HOA PROPERTY
307130	3227 Lost Mesa Ct	APPARENT NON-HOA PROPERTY
307151	910 Axlewood Circle	APPARENT NON-HOA PROPERTY
307153	7973 Swamp Flower Dr E	APPARENT NON-HOA PROPERTY
307171	9127 Jewel Crystal Ct	APPARENT NON-HOA PROPERTY
307205	5392 Bradley Ridge Cv	APPARENT NON-HOA PROPERTY
307220	308 Cardinal Crest Lane	APPARENT NON-HOA PROPERTY
307266	7126 Fernbank Ln	APPARENT NON-HOA PROPERTY
307269	4506 Shadow Hollow Dr	APPARENT NON-HOA PROPERTY
307270	2509 Russum Dr	APPARENT NON-HOA PROPERTY
307272	1317 Ujamaa Dr	APPARENT NON-HOA PROPERTY
307277	1535 Eva Mae Drive	APPARENT NON-HOA PROPERTY
307284	5554 Harvey Pointe Ln	APPARENT NON-HOA PROPERTY

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307312	661 N 99th St	APPARENT NON-HOA PROPERTY
307320	264 Daisy Estates Drive	APPARENT NON-HOA PROPERTY
307358	8661 Jeremy David Ct	APPARENT NON-HOA PROPERTY
307387	916 Clover Gap Drive	APPARENT NON-HOA PROPERTY
307428	4387 Cross Creek Cv	APPARENT NON-HOA PROPERTY
307435	995 Scofield Dr	APPARENT NON-HOA PROPERTY
307475	5601 Hidden Pointe Dr	APPARENT NON-HOA PROPERTY
307480	7456 Jennifer Drive	APPARENT NON-HOA PROPERTY
307521	1074 W Red Fern Cir	APPARENT NON-HOA PROPERTY
307582	10100 Cameron Ridge Trl	APPARENT NON-HOA PROPERTY
307584	613 Willowick Avenue	APPARENT NON-HOA PROPERTY
307604	901 Pebble Beach Cir	APPARENT NON-HOA PROPERTY
307722	245 Labrea Boulevard	APPARENT NON-HOA PROPERTY
307757	9986 Cameron Ridge Trl	APPARENT NON-HOA PROPERTY
307763	5353 Greta Garbo St	APPARENT NON-HOA PROPERTY
307815	912 Axlewood Cir	APPARENT NON-HOA PROPERTY
307878	1068 Meadow Glen Cir	APPARENT NON-HOA PROPERTY
307924	6835 Gallop Cv	APPARENT NON-HOA PROPERTY
307962	7790 Collins Ridge Blvd	APPARENT NON-HOA PROPERTY
308096	508 Runyan Street	APPARENT NON-HOA PROPERTY
308194	5678 Kuykendall Dr	APPARENT NON-HOA PROPERTY
308222	10042 Brawley Lane	APPARENT NON-HOA PROPERTY
308226	212 Neal Drive	APPARENT NON-HOA PROPERTY
308227	7413 O'Hara St	APPARENT NON-HOA PROPERTY
308347	73 Harness Ln	APPARENT NON-HOA PROPERTY
308407	7817 Red Spring Rd	APPARENT NON-HOA PROPERTY
308425	1432 Factors Walk	APPARENT NON-HOA PROPERTY
308449	6744 Long Meadow Cir	APPARENT NON-HOA PROPERTY
308549	102 Green Cove Court	APPARENT NON-HOA PROPERTY
308554	2423 Quest Ave	APPARENT NON-HOA PROPERTY
308556	1022 Tom Hailey Blvd	APPARENT NON-HOA PROPERTY
308831	2637 Oak Run Blvd	APPARENT NON-HOA PROPERTY
308874	2330 Casablanca Ct	APPARENT NON-HOA PROPERTY
309005	3522 Lonesome Wolf Court	APPARENT NON-HOA PROPERTY
309038	922 Kentucky Woods Ln E	APPARENT NON-HOA PROPERTY
309278	11771 W Windrose Avenue	APPARENT NON-HOA PROPERTY
309365	4219 Pointe Haven Dr S	APPARENT NON-HOA PROPERTY
309377	12330 W Larkspur Rd	APPARENT NON-HOA PROPERTY
309467	10355 Stable Cv	APPARENT NON-HOA PROPERTY
309516	232 Galway Lane	APPARENT NON-HOA PROPERTY
309528	4917 Ferrell St	APPARENT NON-HOA PROPERTY

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309547	6064 Brooks Cove	APPARENT NON-HOA PROPERTY
309552	1560 Brick Dr	APPARENT NON-HOA PROPERTY
309567	1421 Peachfield Drive	APPARENT NON-HOA PROPERTY
309668	13539 Texas Woods Cir	APPARENT NON-HOA PROPERTY
309697	646 Airmont Ave	APPARENT NON-HOA PROPERTY
309791	9105 Belmont Dr	APPARENT NON-HOA PROPERTY
309813	5708 Tru Long Dr	APPARENT NON-HOA PROPERTY
309866	2822 Brittni Dayle Dr	APPARENT NON-HOA PROPERTY
309977	5220 Boca Del Mar Street	APPARENT NON-HOA PROPERTY
310153	7645 New Found Gap Rd	APPARENT NON-HOA PROPERTY
310154	1053 Green Fern Cv	APPARENT NON-HOA PROPERTY
310166	28850 Midnight Star Loop	APPARENT NON-HOA PROPERTY
310172	7984 Benton Dr	APPARENT NON-HOA PROPERTY
310173	1104 Parkview Cir N	APPARENT NON-HOA PROPERTY
310271	6063 Choctaw Trl	APPARENT NON-HOA PROPERTY
310287	809 Aarons Court	APPARENT NON-HOA PROPERTY
310402	434 N 110th St	APPARENT NON-HOA PROPERTY
310414	527 Rancho Del Sol Way	APPARENT NON-HOA PROPERTY
310443	2951 Delcrest Dr	APPARENT NON-HOA PROPERTY
310486	10225 Allenwood Dr	APPARENT NON-HOA PROPERTY
310591	2410 Tullock Trl	APPARENT NON-HOA PROPERTY
310737	2003 Helm Ln	APPARENT NON-HOA PROPERTY
310772	2451 Glenview Drive	APPARENT NON-HOA PROPERTY
310773	2693 Rutherford Dr	APPARENT NON-HOA PROPERTY
310790	2735 Windwalker Ct	APPARENT NON-HOA PROPERTY
310801	10148 Hammersmith Lane	APPARENT NON-HOA PROPERTY
310827	959 Sandywood Drive	APPARENT NON-HOA PROPERTY
310930	1832 La Villa Dr	APPARENT NON-HOA PROPERTY
310969	229 Bill Stewart Blvd	APPARENT NON-HOA PROPERTY
311013	213 Lookout Dr	APPARENT NON-HOA PROPERTY
311172	10915 Horse Track Dr E	APPARENT NON-HOA PROPERTY
311212	2683 Black Oak Ln	APPARENT NON-HOA PROPERTY
311218	206 Lookout Dr	APPARENT NON-HOA PROPERTY
311252	2383 Dundee Ct E	APPARENT NON-HOA PROPERTY
311307	1676 Sandpiper Cv N	APPARENT NON-HOA PROPERTY
311349	229 Darecrest Ln	APPARENT NON-HOA PROPERTY
311395	9186 Tahoe Dr	APPARENT NON-HOA PROPERTY
311417	1754 Cherry Creek Dr	APPARENT NON-HOA PROPERTY
311461	7695 Lookout Point Dr	APPARENT NON-HOA PROPERTY
311475	2645 Annhurst Ave	APPARENT NON-HOA PROPERTY
311518	560 Rothwood Ave	APPARENT NON-HOA PROPERTY

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311537	1106 W Kowalsky Ln	APPARENT NON-HOA PROPERTY
311569	5778 Kuykendall Drive	APPARENT NON-HOA PROPERTY
311654	21635 N 29th Dr	APPARENT NON-HOA PROPERTY
311718	3035 Ace Wintermeyer Dr	APPARENT NON-HOA PROPERTY
311761	1120 Sima Shabat Ct	APPARENT NON-HOA PROPERTY
311783	9043 William Paul Drive	APPARENT NON-HOA PROPERTY
311804	7397 Brentridge Dr	APPARENT NON-HOA PROPERTY
311876	3219 Panamint Ct	APPARENT NON-HOA PROPERTY
312012	7842 Benton Dr	APPARENT NON-HOA PROPERTY
312015	5404 Timber Ridge Dr	APPARENT NON-HOA PROPERTY
312021	7746 Annesdale Dr	APPARENT NON-HOA PROPERTY
312335	3014 Roellen Rd	APPARENT NON-HOA PROPERTY
312378	320 Rancho Del Norte	APPARENT NON-HOA PROPERTY
312486	5308 Sangara Dr	APPARENT NON-HOA PROPERTY
312558	5152 Highlander Dr	APPARENT NON-HOA PROPERTY
312695	1525 Blanco Drive	APPARENT NON-HOA PROPERTY
312729	1116 S Blossom	APPARENT NON-HOA PROPERTY
312791	5844 Round Castle St	APPARENT NON-HOA PROPERTY
313362	7766 W Sierra Vista Dr	APPARENT NON-HOA PROPERTY
314271	125 Biltmore Dr	APPARENT NON-HOA PROPERTY
314562	12513 N 126th Ln	APPARENT NON-HOA PROPERTY
314721	5583 Kingsman Drive	APPARENT NON-HOA PROPERTY
314831	4933 Lemon Grove Dr	APPARENT NON-HOA PROPERTY
314894	7635 Rudy Ct	APPARENT NON-HOA PROPERTY
315469	1912 Streamfield Ct	APPARENT NON-HOA PROPERTY
315513	9111 Gavin Drive	APPARENT NON-HOA PROPERTY
315529	471 Camella Cir	APPARENT NON-HOA PROPERTY
315549	409 Deer Grove Trail	APPARENT NON-HOA PROPERTY
315680	9504 Lake Douglas Pl	APPARENT NON-HOA PROPERTY
315838	4914 Reagan Ave	APPARENT NON-HOA PROPERTY
315946	7042 Prellie St	APPARENT NON-HOA PROPERTY
315978	2649 Delcrest Dr	APPARENT NON-HOA PROPERTY

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